Ordinary shares, share premium, and other equity (Tables)	12 Months Ended
Dec. 31, 2021
Equity [abstract]
Called up share capital, allotted and fully paid

Called up share capital, allotted and fully paid
	Number of shares	Ordinary share capital	Ordinary share premium	Total share capital and share premium	Other equity instruments
	m	£m	£m	£m	£m
As at 1 January 2021	17,359	4,340	297	4,637	11,172
Issued to staff under share incentive plans	37	9	51	60	—
AT1 securities issuance	—	—	—	—	1,078
Repurchase of shares	(644)	(161)	—	(161)	—
Other movements	—	—	—	—	9
As at 31 December 2021	16,752	4,188	348	4,536	12,259

As at 1 January 2020	17,322	4,331	263	4,594	10,871
Issued to staff under share incentive plans	37	9	34	43	—
AT1 securities issuance	—	—	—	—	1,142
AT1 securities redemption	—	—	—	—	(831)
Other movements	—	—	—	—	(10)
As at 31 December 2020	17,359	4,340	297	4,637	11,172

AT1 equity instruments

AT1 equity instruments
		2021	2020
	Initial call date	£m	£m
AT1 equity instruments - Barclays PLC
7.875% Perpetual Subordinated Contingent Convertible Securities[a]	2022	995	986
7.875% Perpetual Subordinated Contingent Convertible Securities (USD 1,500m)	2022	1,131	1,131
7.25% Perpetual Subordinated Contingent Convertible Securities	2023	1,245	1,245
7.75% Perpetual Subordinated Contingent Convertible Securities (USD 2,500m)[a]	2023	1,924	1,925
5.875% Perpetual Subordinated Contingent Convertible Securities	2024	1,244	1,244
8% Perpetual Subordinated Contingent Convertible Securities (USD 2,000m)	2024	1,509	1,509
7.125% Perpetual Subordinated Contingent Convertible Securities[a]	2025	996	994
6.375% Perpetual Subordinated Contingent Convertible Securities	2025	996	996
6.125% Perpetual Subordinated Contingent Convertible Securities (USD 1,500m)[a]	2025	1,141	1,142
4.375% Perpetual Subordinated Contingent Convertible Securities (USD 1,500m)	2028	1,078	—
Total AT1 equity instruments		12,259	11,172
Note
a    Reported net of securities held by the Group.